INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Schedule of components of tax provision (benefit)

	2023	2022

Tax provision (benefit)
Current
Federal	$—	$—
State	(60,000)	(60,000)
Total current	(60,000)	(60,000)

Deferred
Federal	(12,233,641)	(7,800,350)
State	(2,764,638)	(2,633,146)
Total deferred	(14,998,279)	(10,433,496)

Change in valuation allowance	14,998,279	10,433,496
Total	$(60,000)	$(60,000)

Schedule of deferred tax assets and liabilities

	2023	2022

Deferred tax assets
Federal net operating loss	$39,914,591	$35,958,687
Federal research and development tax credit carryforwards	15,868,907	11,484,209
State net operating losses and tax credit carryforwards	7,626,490	6,186,679
Capitalized research and development expenses	20,203,493	15,820,893
Stock-based compensation expense	3,710,609	3,186,702
Other	754,180	443,693
Total deferred tax assets	88,078,270	73,080,863

Deferred tax liabilities
Depreciable assets	(156,626)	(157,498)
Total deferred tax liabilities	(156,626)	(157,498)

Net deferred tax assets	87,921,644	72,923,365
Less- valuation allowance	(87,921,644)	(72,923,365)
Total deferred tax assets	$—	$—

Schedule of reconciliation of income taxes

	Year ended December 31,
	2023	2022
Income tax benefit using U.S. federal statutory rate	21.00%	21.00%
State income taxes	6.92%	8.42%
Permanent nondeductible items	(0.28)%	(0.01)%
Federal tax credits	9.95%	5.92%
Change in valuation allowance	(35.48)%	(32.76)%
Warrant cost	(2.11)%	(2.10)%
Other	0.14%	(0.29)%
Total	0.14%	0.18%